Credit related Commitments and Contingent Liabilities - (Detail) - Deutsche Bank AG - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 217,949	€ 219,767
Revocable lending commitments	56,356	49,932
Contingent liabilities	79,092	73,468
Total	€ 353,397	€ 343,167